UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2008

Item 1:   Report to Shareholders.

2008

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2008

Lord Abbett Affiliated Fund Semiannual Report

For the six-month period ended April 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's performance for the six-month period ended April 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2008?

A: The closing months of 2007 and the opening months of 2008 were punctuated by stock market volatility and speculation of an economic recession. The still-unfolding credit crisis spawned by the subprime lending debacle worried investors. The Federal Reserve Board (the Fed) sought to allay these concerns and ease the constraints on credit by lowering the fed funds rate six times, and 2.75 basis points between October 31, 2007, and April 30, 2008. Investors' relief was reflected by rallies in the equity markets, only to be supplanted by market dips, as concerns about inflation and continued illiquidity reemerged. The resulting turbulence ultimately took the markets lower, as the S&P 500® Index1 returned -9.64% for the six months ended April 30, 2008.

For the six-month period, most equity asset classes and investment styles returned negative results. Growth stocks (as measured by the S&P 1500/Citigroup Growth Index2) and value stocks (as measured by the S&P 1500/Citigroup Value Index2) both declined, returning -7.75% and -11.27%, respectively. Large caps (as measured by the S&P 500 Index) outperformed small cap stocks (as measured by the S&P SmallCap 600 Index3).

Q: How did the Affiliated Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -10.67%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,4 which returned -9.83% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance for the six-month period were the integrated oils sector (owing to an underweight position), followed by the auto and transportation sector and (owing to an overweight position) the technology sector.

Among the individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low- to middle-income Americans, and Citigroup, Inc., a diversified financial services holding company; and consumer discretionary holding IAC/InterActive Corp., an Internet commerce company.

The most significant contributors to performance were the financial services sector (owing to an underweight position), followed by the materials and processing sector and (owing to an overweight position) the consumer staples sector.

Among the individual holdings that contributed to performance were consumer discretionary holding Wal-Mart Stores, Inc., an operator of discount stores and supercenters; materials and processing holding Archer-Daniels-Midland Co., a processor of agricultural commodities and products; and financial services holding Visa Inc., an operator of a retail electronic payments network and manager of global financial services.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within

12 months of the purchase. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  S&P/Citigroup Style Index series use a multi-factor methodology to calculate growth and value in separate dimensions. Style scores are calculated taking standardized measures of three growth factors and four value factors for each constituent. Combined, the growth and value indexes are exhaustive, containing the full market capitalization of the S&P Composite 1500.

3  The S&P SmallCap 600 Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

4  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of April 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 through April 30, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/07 – 4/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$893.30	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.80	$4.12
Class B
Actual	$1,000.00	$890.40	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.37
Class C
Actual	$1,000.00	$890.20	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.37
Class F
Actual	$1,000.00	$894.10	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$2.87
Class I
Actual	$1,000.00	$894.80	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.53	$2.36
Class P
Actual	$1,000.00	$892.60	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class R2
Actual	$1,000.00	$892.00	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.57	$5.32
Class R3
Actual	$1,000.00	$892.10	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$4.87

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.47% for Classes B and C, 0.57% for Class F, 0.47% for Class I, 0.92% for Class P, 1.06% for Class R2 and 0.97% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	2.63%
Consumer Discretionary	8.63%
Consumer Staples	10.93%
Financial Services	27.74%
Healthcare	10.70%
Integrated Oils	4.91%
Materials & Processing	7.39%
Sector*	%**
Other	5.89%
Other Energy	6.26%
Producer Durables	2.25%
Technology	8.42%
Utilities	3.36%
Short-Term Investment	0.89%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.08%
COMMON STOCKS 98.59%
Agriculture, Fishing & Ranching 1.71%
Monsanto Co.	2,653,105	$302,507
Air Transportation 0.35%
Delta Air Lines, Inc.*	7,322,218	62,312
Banks 12.04%
Bank of America Corp.	8,208,500	308,147
Fifth Third Bancorp	2,814,900	60,323
JPMorgan Chase & Co.	14,248,471	678,940
M&T Bank Corp.	671,946	62,645
PNC Financial Services Group, Inc. (The)	4,776,130	331,225
SunTrust Banks, Inc.	1,687,957	94,104
Wachovia Corp.	3,522,040	102,667
Wells Fargo & Co.	16,348,800	486,377
Total		2,124,428
Beverage: Soft Drinks 2.96%
Coca-Cola Co. (The)	1,800,228	105,979
Coca-Cola Enterprises Inc.	18,512,334	416,528
Total		522,507
Biotechnology Research & Production 0.83%
Amgen Inc.*	3,508,100	146,884
Chemicals 1.64%
E.I. du Pont de Nemours & Co.	1,320,500	64,586
Praxair, Inc.	2,457,611	224,404
Total		288,990
Coal 0.35%
Peabody Energy Corp.	1,026,100	62,726

Investments	Shares	Value (000)
Communications Technology 2.13%
Cisco Systems, Inc.*	3,320,800	$85,145
Corning Inc.	3,447,000	92,069
QUALCOMM Inc.	4,593,000	198,372
Total		375,586
Computer Services, Software & Systems 3.61%
Microsoft Corp.	13,605,800	388,037
Oracle Corp.*	11,924,254	248,621
Total		636,658
Computer Technology 2.18%
Hewlett-Packard Co.	3,643,817	168,891
Sun Microsystems, Inc.*	13,749,440	215,316
Total		384,207
Copper 1.65%
Freeport-McMoRan Copper & Gold Inc.	2,554,767	290,605
Diversified Financial Services 6.99%
Bank of New York Mellon Corp.	13,641,036	593,794
Goldman Sachs Group, Inc. (The)	385,000	73,678
Merrill Lynch & Co., Inc.	10,580,050	527,204
MetLife, Inc.	643,585	39,162
Total		1,233,838
Drug & Grocery Store Chains 2.45%
Kroger Co. (The)	12,398,231	337,852
SUPERVALU INC.	2,882,554	95,412
Total		433,264
Drugs & Pharmaceuticals 6.50%
Abbott Laboratories	7,832,146	413,146
Eli Lilly & Co.	3,927,647	189,077
Mylan, Inc.	2,338,326	30,796

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2008

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. ADR	7,380,034	$345,238
Wyeth	3,814,983	169,652
Total		1,147,909
Electrical Equipment & Components 1.74%
Emerson Electric Co.	5,892,739	307,955
Electronics: Semi-Conductors/Components 0.50%
Texas Instruments Inc.	3,033,800	88,466
Finance Companies 1.00%
Capital One Financial Corp.	3,346,700	177,375
Financial Data Processing Services & Systems 1.48%
Visa Inc. Class A*	1,632,600	136,240
Western Union Co.	5,453,500	125,431
Total		261,671
Financial: Miscellaneous 2.28%
Fannie Mae	14,191,073	401,607
Foods 3.51%
ConAgra Foods, Inc.	1,909,815	44,995
General Mills, Inc.	2,845,000	171,838
Kellogg Co.	334,500	17,117
Kraft Foods Inc. Class A	10,987,644	347,539
Wm. Wrigley Jr. Co.	504,110	38,393
Total		619,882
Gold 1.21%
Barrick Gold Corp. (Canada)(a)	5,511,219	212,843
Health & Personal Care 0.85%
CVS Caremark Corp.	3,695,764	149,198
Insurance: Life 0.63%
Prudential Financial, Inc.	1,459,900	110,529

Investments	Shares	Value (000)
Insurance: Multi-Line 2.43%
American International Group, Inc.	1,992,163	$92,038
AON Corp.	7,410,444	336,360
Total		428,398
Machinery: Construction & Handling 0.50%
Caterpillar Inc.	1,082,200	88,611
Machinery: Oil Well Equipment & Services 2.63%
Halliburton Co.	3,425,100	157,246
Schlumberger Ltd. (Netherlands Antilles)(a)	1,637,542	164,655
Smith International, Inc.	1,863,313	142,562
Total		464,463
Medical & Dental Instruments & Supplies 2.51%
Boston Scientific Corp.*	25,759,531	343,375
Covidien Ltd.	2,134,900	99,678
Total		443,053
Milling: Fruit & Grain Processing 1.18%
Archer Daniels Midland Co.	4,727,365	208,288
Multi-Sector Companies 5.89%
Eaton Corp.	3,992,892	350,736
General Electric Co.	18,960,311	620,002
Honeywell International Inc.	1,164,300	69,159
Total		1,039,897
Offshore Drilling 0.24%
Transocean Inc. (Cayman Islands)*(a)	285,400	42,085
Oil: Crude Producers 2.51%
Devon Energy Corp.	1,682,100	190,750
EOG Resources, Inc.	1,007,400	131,445
XTO Energy Inc.	1,951,174	120,700
Total		442,895

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2008

Investments	Shares	Value (000)
Oil: Integrated Domestic 0.42%
Occidental Petroleum Corp.	886,900	$73,799
Oil: Integrated International 4.49%
Chevron Corp.	1,919,000	184,512
Exxon Mobil Corp.	6,528,092	607,569
Total		792,081
Railroads 0.76%
Canadian National Railway Co. (Canada)(a)	1,727,470	90,502
Norfolk Southern Corp.	718,400	42,802
Total		133,304
Rental & Leasing Services: Consumer 1.16%
Hertz Global Holdings, Inc.*	15,850,578	203,838
Retail 3.48%
Home Depot, Inc. (The)	3,227,560	92,954
Staples, Inc.	2,142,700	46,497
Wal-Mart Stores, Inc.	8,174,100	473,934
Total		613,385
Securities Brokerage & Services 0.40%
Charles Schwab Corp. (The)	3,245,535	70,104
Services: Commercial 3.22%
IAC/InterActiveCorp.*(b)	19,313,835	401,921
Waste Management, Inc.	4,612,561	166,513
Total		568,434
Soaps & Household Chemicals 1.70%
Colgate-Palmolive Co.	859,400	60,760
Procter & Gamble Co. (The)	3,567,672	239,212
Total		299,972

Investments	Shares	Value (000)
Textiles Apparel Manufacturers 0.78%
J. Crew Group, Inc.*	2,898,759	$137,691
Tobacco 0.30%
Phillip Morris International Inc.*	869,400	44,365
UST Inc.	162,100	8,441
Total		52,806
Transportation: Miscellaneous 1.52%
United Parcel Service, Inc. Class B	3,694,400	267,512
Utilities: Cable TV & Radio 0.03%
Comcast Corp. Class A	285,400	5,865
Utilities: Electrical 1.31%
PG&E Corp.	4,098,754	163,950
Progress Energy, Inc.	1,601,040	67,228
Total		231,178
Utilities: Gas Pipelines 0.52%
El Paso Corp.	5,398,955	92,538
Utilities: Telecommunications 2.02%
AT&T Inc.	9,203,171	356,255
Total Common Stocks (cost $15,780,993,099)		17,398,399
LIMITED LIABILITY COMPANY 0.49%
Investment Management Companies 0.49%
OakTree Capital Management, LLC† (cost $136,400,000)	3,100,000	86,800
Total Long-Term Investments (cost $15,917,393,099)		17,485,199

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

April 30, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.89%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $160,580,000 of Federal Home Loan Bank at Zero Coupon due from 5/7/2008 to 5/14/2008; value: $160,580,000; proceeds: $157,435,552 (cost $157,429,080)	$157,429	$157,429
Total Investments in Securities 99.97% (cost $16,074,822,179)		17,642,628
Other Assets in Excess of Liabilities 0.03%		5,450
Net Assets 100.00%		$17,648,078

ADR  American Depository Receipt

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2008

ASSETS:
Investments in unaffiliated issuers, at value (cost $15,515,525,913)	$17,240,706,927
Investments in affiliated issuer, at value (cost $559,296,266)	401,920,906
Receivables:
Investment securities sold	157,872,533
Interest and dividends	23,564,732
Capital shares sold	10,052,387
Prepaid expenses and other assets	242,446
Total assets	17,834,359,931
LIABILITIES:
Payables:
Investment securities purchased	135,841,978
Capital shares reacquired	25,691,371
12b-1 distribution fees	10,542,475
Management fee	4,514,819
Directors' fees	4,448,998
Fund administration	568,031
To affiliates (See Note 3)	105,442
To bank	2,930
Accrued expenses and other liabilities	4,565,896
Total liabilities	186,281,940
NET ASSETS	$17,648,077,991
COMPOSITION OF NET ASSETS:
Paid-in capital	$15,767,167,253
Undistributed net investment income	8,176,402
Accumulated net realized gain on investments	304,928,682
Net unrealized appreciation on investments	1,567,805,654
Net Assets	$17,648,077,991
Net assets by class:
Class A Shares	$14,184,466,758
Class B Shares	$990,436,910
Class C Shares	$1,390,327,159
Class F Shares	$2,212,220
Class I Shares	$674,104,593
Class P Shares	$405,977,513
Class R2 Shares	$115,352
Class R3 Shares	$437,486
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	1,080,265,495
Class B Shares (300 million shares of common stock authorized, $.001 par value)	75,168,927
Class C Shares (300 million shares of common stock authorized, $.001 par value)	105,797,920
Class F Shares (300 million shares of common stock authorized, $.001 par value)	168,461
Class I Shares (300 million shares of common stock authorized, $.001 par value)	51,196,424
Class P Shares (200 million shares of common stock authorized, $.001 par value)	30,982,518
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	8,783
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	33,308
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.93
Class B Shares-Net asset value	$13.18
Class C Shares-Net asset value	$13.14
Class F Shares-Net asset value	$13.13
Class I Shares-Net asset value	$13.17
Class P Shares-Net asset value	$13.10
Class R2 Shares-Net asset value	$13.13
Class R3 Shares-Net asset value	$13.13

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $489,938)	$186,520,408
Interest	3,694,581
Total investment income	190,214,989
Expenses:
Management fee	27,719,285
12b-1 distribution plan–Class A	25,307,254
12b-1 distribution plan–Class B	5,334,330
12b-1 distribution plan–Class C	7,332,924
12b-1 distribution plan–Class F	422
12b-1 distribution plan–Class P	858,504
12b-1 distribution plan–Class R2	278
12b-1 distribution plan–Class R3	528
Shareholder servicing	9,468,130
Fund administration	3,632,917
Reports to shareholders	791,998
Subsidy (See Note 3)	416,165
Custody	204,664
Directors' fees	163,512
Registration	161,554
Professional	114,681
Other	208,064
Gross expenses	81,715,210
Expense reductions (See Note 7)	(256,857)
Net expenses	81,458,353
Net investment income	108,756,636
Net realized and unrealized gain (loss):
Net realized gain on investments in unaffiliated issuers	319,331,545
Net realized loss on investments in affilated issuer	(8,980,842)
Net change in unrealized appreciation on investments	(2,640,498,262)
Net realized and unrealized loss	(2,330,147,559)
Net Decrease in Net Assets Resulting From Operations	$(2,221,390,923)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income	$108,756,636	$274,237,366
Net realized gain (loss) on investments in affiliated and unaffiliated issuers	310,350,703	2,017,944,823
Net change in unrealized appreciation on investments	(2,640,498,262)	246,617,518
Net increase (decrease) in net assets resulting from operations	(2,221,390,923)	2,538,799,707
Distributions to shareholders from:
Net investment income
Class A	(109,054,945)	(212,102,845)
Class B	(4,033,842)	(8,391,909)
Class C	(5,579,749)	(10,958,394)
Class F	(2,979)	–
Class I	(5,692,770)	(19,689,212)
Class P	(2,592,238)	(5,353,046)
Class R2	(366)	–
Class R3	(785)	–
Net realized gain
Class A	(1,627,068,150)	(1,015,360,203)
Class B	(121,515,011)	(84,725,798)
Class C	(165,098,190)	(105,226,327)
Class F	(991)	–
Class I	(64,793,083)	(76,725,810)
Class P	(42,237,484)	(27,647,593)
Class R2	(988)	–
Class R3	(988)	–
Total distributions to shareholders	(2,147,672,559)	(1,566,181,137)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	977,895,725	1,724,872,438
Reinvestment of distributions	1,883,269,161	1,363,526,838
Cost of shares reacquired	(1,710,490,039)	(3,940,207,795)
Net increase (decrease) in net assets resulting from capital share transactions	1,150,674,847	(851,808,519)
Net increase (decrease) in net assets	(3,218,388,635)	120,810,051
NET ASSETS:
Beginning of period	$20,866,466,626	$20,745,656,575
End of period	$17,648,077,991	$20,866,466,626
Undistributed net investment income	$8,176,402	$26,377,440

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.55		$15.84	$14.52	$13.95	$12.68	$10.80
Investment operations:
Net investment income(a)	.09		.22	.20	.18	.12	.13
Net realized and unrealized gain (loss)	(1.80)		1.69	2.34	.84	1.35	2.36
Total from investment operations	(1.71)		1.91	2.54	1.02	1.47	2.49
Distributions to shareholders from:
Net investment income	(.10)		(.20)	(.20)	(.20)	(.20)	(.20)
Net realized gain	(1.61)		(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.71)		(1.20)	(1.22)	(.45)	(.20)	(.61)
Net asset value, end of period	$13.13		$16.55	$15.84	$14.52	$13.95	$12.68
Total Return(b)	(10.67	)%(d)	12.96%	18.55%	7.38%	11.71%	24.07%
Ratios to Average Net Assets:
Expenses, including expense reductions	.41	%(d)	.81%	.82%	.82%	.83%	.84%
Expenses, excluding expense reductions	.41	%(d)	.81%	.82%	.83%	.83%	.84%
Net investment income	.64	%(d)	1.38%	1.31%	1.26%	.92%	1.17%
Supplemental Data:
Net assets, end of period (000)	$14,184,467		$16,793,740	$16,090,845	$14,513,173	$13,790,608	$11,322,151
Portfolio turnover rate	49.66	%(d)	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.60		$15.88	$14.55	$13.97	$12.70	$10.81
Investment operations:
Net investment income(a)	.04		.11	.10	.09	.04	.06
Net realized and unrealized gain (loss)	(1.80)		1.71	2.35	.85	1.34	2.36
Total from investment operations	(1.76)		1.82	2.45	.94	1.38	2.42
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.10)	(.11)	(.11)	(.12)
Net realized gain	(1.61)		(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.66)		(1.10)	(1.12)	(.36)	(.11)	(.53)
Net asset value, end of period	$13.18		$16.60	$15.88	$14.55	$13.97	$12.70
Total Return(b)	(10.96	)%(d)	12.24%	17.80%	6.75%	10.94%	23.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.46%	1.47%	1.47%	1.48%	1.50%
Expenses, excluding expense reductions	.73	%(d)	1.46%	1.47%	1.48%	1.48%	1.50%
Net investment income	.31	%(d)	.73%	.66%	.61%	.27%	.51%
Supplemental Data:
Net assets, end of period (000)	$990,437		$1,261,984	$1,346,862	$1,366,197	$1,424,229	$1,235,238
Portfolio turnover rate	49.66	%(d)	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.56		$15.85	$14.53	$13.95	$12.68	$10.80
Investment operations:
Net investment income(a)	.04		.11	.10	.09	.04	.06
Net realized and unrealized gain (loss)	(1.80)		1.70	2.34	.85	1.34	2.35
Total from investment operations	(1.76)		1.81	2.44	.94	1.38	2.41
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.10)	(.11)	(.11)	(.12)
Net realized gain	(1.61)		(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.66)		(1.10)	(1.12)	(.36)	(.11)	(.53)
Net asset value, end of period	$13.14		$16.56	$15.85	$14.53	$13.95	$12.68
Total Return(b)	(10.98	)%(d)	12.22%	17.77%	6.77%	10.97%	23.23%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.46%	1.47%	1.47%	1.48%	1.50%
Expenses, excluding expense reductions	.73	%(d)	1.46%	1.47%	1.48%	1.48%	1.50%
Net investment income	.31	%(d)	.73%	.66%	.60%	.27%	.51%
Supplemental Data:
Net assets, end of period (000)	$1,390,327		$1,710,033	$1,665,058	$1,552,369	$1,457,255	$1,036,160
Portfolio turnover rate	49.66	%(d)	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.56		$16.29
Investment operations:
Net investment income(b)	.10		.02
Net realized and unrealized gain (loss)	(1.80)		.25
Total from investment operations	(1.70)		.27
Distributions to shareholders from:
Net investment income	(.12)		–
Net realized gain	(1.61)		–
Total distributions	(1.73)		–
Net asset value, end of period	$13.13		$16.56
Total Return(c)	(10.59	)%(d)	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.28	%(d)	.05	%(d)
Expenses, excluding expense reductions	.28	%(d)	.05	%(d)
Net investment income	.77	%(d)	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,212		$10
Portfolio turnover rate	49.66	%(d)	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.60		$15.88	$14.56	$13.98	$12.70	$10.82
Investment operations:
Net investment income(a)	.11		.27	.25	.23	.17	.17
Net realized and unrealized gain (loss)	(1.80)		1.71	2.34	.85	1.35	2.36
Total from investment operations	(1.69)		1.98	2.59	1.08	1.52	2.53
Distributions to shareholders from:
Net investment income	(.13)		(.26)	(.25)	(.25)	(.24)	(.24)
Net realized gain	(1.61)		(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.74)		(1.26)	(1.27)	(.50)	(.24)	(.65)
Net asset value, end of period	$13.17		$16.60	$15.88	$14.56	$13.98	$12.70
Total Return(b)	(10.52	)%(d)	13.39%	18.91%	7.80%	12.14%	24.51%
Ratios to Average Net Assets:
Expenses, including expense reductions	.23	%(d)	.46%	.47%	.48%	.48%	.50%
Expenses, excluding expense reductions	.23	%(d)	.46%	.47%	.48%	.48%	.50%
Net investment income	.81	%(d)	1.74%	1.66%	1.60%	1.27%	1.51%
Supplemental Data:
Net assets, end of period (000)	$674,105		$666,851	$1,208,936	$1,049,314	$907,011	$557,591
Portfolio turnover rate	49.66	%(d)	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.52		$15.82	$14.50	$13.93	$12.66	$10.78
Investment operations:
Net investment income(a)	.08		.20	.18	.16	.11	.12
Net realized and unrealized gain (loss)	(1.80)		1.69	2.34	.85	1.35	2.36
Total from investment operations	(1.72)		1.89	2.52	1.01	1.46	2.48
Distributions to shareholders from:
Net investment income	(.09)		(.19)	(.19)	(.19)	(.19)	(.19)
Net realized gain	(1.61)		(1.00)	(1.01)	(.25)	– (c)	(.41)
Total distributions	(1.70)		(1.19)	(1.20)	(.44)	(.19)	(.60)
Net asset value, end of period	$13.10		$16.52	$15.82	$14.50	$13.93	$12.66
Total Return(b)	(10.74	)%(d)	12.80%	18.46%	7.28%	11.60%	24.01%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(d)	.91%	.92%	.92%	.93%	.95%
Expenses, excluding expense reductions	.46	%(d)	.91%	.92%	.93%	.93%	.95%
Net investment income	.58	%(d)	1.27%	1.21%	1.14%	.82%	1.06%
Supplemental Data:
Net assets, end of period (000)	$405,978		$433,828	$433,955	$368,761	$302,389	$178,794
Portfolio turnover rate	49.66	%(d)	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.55		$16.29
Investment operations:
Net investment income(b)	.07		.02
Net realized and unrealized gain (loss)	(1.80)		.24
Total from investment operations	(1.73)		.26
Distributions to shareholders from:
Net investment income	(.08)		–
Net realized gain	(1.61)		–
Total distributions	(1.69)		–
Net asset value, end of period	$13.13		$16.55
Total Return(c)	(10.80	)%(d)	1.60	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(d)	.09	%(d)
Expenses, excluding expense reductions	.53	%(d)	.09	%(d)
Net investment income	.50	%(d)	.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$115		$10
Portfolio turnover rate	49.66	%(d)	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.56		$16.29
Investment operations:
Net investment income(b)	.08		.02
Net realized and unrealized gain (loss)	(1.81)		.25
Total from investment operations	(1.73)		.27
Distributions to shareholders from:
Net investment income	(.09)		–
Net realized gain	(1.61)		–
Total distributions	(1.70)		–
Net asset value, end of period	$13.13		$16.56
Total Return(c)	(10.79	)%(d)	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(d)	.08	%(d)
Expenses, excluding expense reductions	.48	%(d)	.08	%(d)
Net investment income	.60	%(d)	.11	%(d)
Supplemental Data:
Net assets, end of period (000)	$437		$10
Portfolio turnover rate	49.66	%(d)	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed on or before the first day of the month in which the one-year anniversary of the original purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited) (continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2008, the effective management fee paid to Lord Abbett was at a annualized rate of .30% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2008:

Distributor Commissions	Dealers' Concessions
$1,633,517	$8,746,840

Distributor received CDSCs of $18,853 and $47,287 for Class A and Class C shares, respectively, for the six months ended April 30, 2008.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net

Notes to Financial Statements (unaudited) (continued)

investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 were as follows:

	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$225,621,144	$402,509,406
Net long-term capital gains	1,922,051,415	1,163,671,731
Total distributions paid	$2,147,672,559	$1,566,181,137

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$16,078,797,286
Gross unrealized gain	2,576,683,277
Gross unrealized loss	(1,012,852,730)
Net unrealized security gain	$1,563,830,547

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008 are as follows:

Purchases	Sales
$9,068,269,400	$9,745,052,755

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2008.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the

Notes to Financial Statements (unaudited) (continued)

Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2008.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended April 30, 2008:

Affiliated Issuer	Balance of Shares Held at 10/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2008	Value at 4/30/2008	Net Realized Gain (Loss) 11/1/2007 to 4/30/2008(a)	Dividend Income 11/1/2007 to 4/30/2008(a)
Delta Air Lines, Inc.(b)(c)	11,431,000	2,705,125	(6,813,907)	7,322,218	$-	$-	$-
Hertz Global Holdings, Inc.(b)(c)	12,232,726	4,715,102	(1,097,250)	15,850,578	-	646,034	-
IAC/InterActiveCorp.	17,964,497	3,017,200	(1,667,862)	19,313,835	401,920,906	(20,853,494)	-
J. Crew Group, Inc.(c)	5,569,526	635,800	(3,306,567)	2,898,759	-	11,226,618	-
Total					$401,920,906	$(8,980,842)	$-

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of October 31, 2007.

(c) Not an affiliated issuer as of April 30, 2008.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate

Notes to Financial Statements (unaudited) (continued)

in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	46,029,709	$618,935,702	74,434,848	$1,161,470,055
Converted from Class B*	2,959,398	39,170,558	5,903,017	92,630,607
Reinvestment of distributions	114,702,449	1,565,006,820	72,945,482	1,093,441,547
Shares reacquired	(98,014,457)	(1,314,535,106)	(154,241,700)	(2,419,268,299)
Increase (decrease)	65,677,099	$908,577,974	(958,353)	$(71,726,090)
Class B Shares
Shares sold	3,166,057	$42,757,796	5,778,742	$90,101,010
Reinvestment of distributions	7,785,581	106,712,347	5,192,673	77,932,965
Shares reacquired	(8,877,242)	(119,271,400)	(13,861,597)	(218,278,515)
Converted to Class A*	(2,947,276)	(39,170,558)	(5,883,086)	(92,630,607)
Decrease	(872,880)	$(8,971,815)	(8,773,268)	$(142,875,147)
Class C Shares
Shares sold	8,329,018	$113,043,433	13,288,472	$205,888,013
Reinvestment of distributions	7,933,215	108,419,195	4,796,778	71,814,612
Shares reacquired	(13,735,997)	(184,175,967)	(19,869,634)	(312,722,748)
Increase (decrease)	2,526,236	$37,286,661	(1,784,384)	$(35,020,123)
Class F Shares			Period Ended October 31, 2007†
Shares sold	173,451	$2,225,894	616	$10,032
Reinvestment of distributions	163	2,158	-	-
Shares reacquired	(5,769)	(74,969)	-	-
Increase	167,845	$2,153,083	616	$10,032

Notes to Financial Statements (unaudited) (concluded)

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	9,095,567	$122,113,981	11,023,504	$175,023,633
Reinvestment of distributions	4,692,077	64,148,466	6,210,753	93,381,151
Shares reacquired	(2,771,383)	(37,276,075)	(53,165,596)	(850,105,490)
Increase (decrease)	11,016,261	$148,986,372	(35,931,339)	$(581,700,706)
Class P Shares
Shares sold	6,008,591	$78,045,573	5,938,556	$92,359,695
Reinvestment of distributions	2,862,890	38,977,048	1,802,139	26,956,563
Shares reacquired	(4,148,895)	(54,933,526)	(8,917,703)	(139,832,743)
Increase (decrease)	4,722,586	$62,089,095	(1,177,008)	$(20,516,485)
Class R2 Shares			Period Ended October 31, 2007†
Shares sold	8,073	$111,496	614	$10,000
Reinvestment of distributions	99	1,354	-	-
Shares reacquired	(3)	(41)	-	-
Increase	8,169	$112,809	614	$10,000
Class R3 Shares
Shares sold	50,036	$661,850	613.874	$10,000
Reinvestment of distributions	133	1,773
Shares reacquired	(17,475)	(222,955)
Increase	32,694	$440,668	613.874	$10,000

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Fund adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the years ended October 31, 2004 through October 31, 2007.

In September 2006, FASB issued FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosure.

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 12 and 13, 2007, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month and three-year periods, in the fourth quintile for the one-year period, and in the second quintile for the five-year and ten-year periods. The Board also observed that the investment performance was above that of the Lipper Large-Cap Value Index for the nine-month, five-year, and ten-year periods and below that of the Index for the one-year and three-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the aggregate contractual and actual management fees and administrative services fees were approximately seventeen basis points below the median of the peer group, as were the actual management and administrative services fees. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately seventeen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-six basis points below the median of the peer group, the total expense ratio of Class I was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class P was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately two basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Affiliated Fund, Inc.

LAA-3-04/08
(06/08)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008